Net Loss per Share Attributable to Common Stockholders (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Outstanding Potentially Dilutive Shares were Excluded from Calculation of Diluted Net Loss Per Share

The following outstanding potentially dilutive shares were excluded from the calculation of diluted net loss per share due to their anti-dilutive effect (in thousands):

	Nine Months Ended September 30,
	2020	2019
Redeemable convertible preferred stock, on an as-if converted basis	—	18,644
Options to purchase common stock	4,742	3,852
Warrants to purchase redeemable convertible preferred stock	—	505
Warrant to purchase common stock	63	—
Shares committed under ESPP	5	—

Total	4,810	23,001

The following outstanding potentially dilutive shares have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Years Ended December 31,
	2018	2019
Redeemable convertible preferred stock on an as-if converted basis	18,634,636	18,643,769
Options to purchase common stock	3,310,990	3,757,457
Warrants to purchase redeemable convertible preferred stock	598,785	504,791
Warrants to purchase common stock	8,860	—

Total	22,553,271	22,906,017

Schedule of Reconciliation of Numerator and Denominator Used in Calculation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

A reconciliation of the numerator and denominator used in the calculation of basic and diluted net loss per share attributable to common stockholders is as follows (in thousands except per share amounts):

	Nine Months Ended September 30,
	2020	2019
Numerator:
Net loss	$(89,449)	$(48,853)
Adjustment to redemption value on redeemable convertible preferred stock	(362)	(134,760)
Deemed dividend on settlement of accrued dividend	42,530	—
Gain on extinguishment of redeemable convertible preferred stock	—	117,598

Net loss attributable to common stockholders, basic and diluted	$(47,281)	$(66,015)

Denominator:
Weighted-average shares of common stock, basic and diluted	7,508	838

Net loss per share attributable to common stockholders, basic and diluted	$(6.30)	$(78.77)